Environmental rehabilitation obligation fund (Tables)	12 Months Ended
Dec. 31, 2021
Environmental rehabilitation obligation funds [Abstract]
Schedule of the environment rehabilitation obligation funds

Figures in million – SA rand	Notes	2021	2020	2019
Balance at beginning of the year		4,934	4,602	3,999
Contributions made		72	64	13
Payments received		(10)	(7)	(152)
Interest income	5.1	174	245	265
Fair value gain[1]		32	30	34
Environmental rehabilitation obligation funds on acquisition of subsidiaries	16.1	—	—	443
Balance at end of the year		5,202	4,934	4,602

Environmental rehabilitation obligation funds comprise of the following:
Restricted cash[2]		1,135	703	610
Funds		4,067	4,231	3,992
[1] The environmental rehabilitation trust fund includes equity-linked investments that are fair valued at each reporting date
[2] The funds are set aside to serve as collateral against the guarantees made to the Department of Minerals and Resources for environmental rehabilitation obligations